Foreign currency transactions (Tables)	12 Months Ended
Dec. 31, 2022
Foreign exchange rates [abstract]
Summary of Transactions Denominated in Foreign Currency
a.
Transactions denominated in foreign currency for the years ended December 31, 2020, 2021 and 2022 were as follows:

	2020	2021	2022
	(In thousands of U.S. dollars)
Revenues from aeronautical and non-aeronautical services	98,668	156,021	233,910
Revenues for recovery expenses	701	854	1,232
Technical assistance fees	6,108	6,190	7,687
Other expenses (1)	83,710	80,007	116,663

(1)
Includes interest for the years ended December 31, 2020, 2021 and 2022 by USD$7.7 million, USD$7.5 million and USD$8.8 million, respectively.

Summary of Exchange Rate in Effect
b.
The exchange rates in effect on the dates of the consolidated financial statements and it’s issuance date were as follows:

	December 31,						Feb 20,
	2020		2021		2022		2023
Mexican pesos per one U.S. dollar (Note 3.p)	Ps.	19.9487	Ps.	20.5835	Ps.	19.3615	Ps.	18.5497